Tax Payables - Schedule of Tax Payables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Tax Payables [Abstract]
VAT payable	$ 1,829,551	$ 1,625,444
Income tax payable	2,552,599	2,499,350
Other tax payables	8,639	244
Total tax payables	$ 4,390,789	$ 4,125,038